SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Capital
	Authorized		Issued and outstanding
	December 31,		December 31,
	2015	2014	2015	2014

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	35,294,755	35,132,127

Summary of Stock Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	401,295	$10.09
Granted	784,000	$37.92
Exercised	(193,029)	$9.85
Forfeited	(6,781)	$9.85
Outstanding - end of the year	985,485	$32.28	$10,899
Options exercisable at the end of the year	103,747	$37.66	$589
Vested and expected to vest	985,485	$32.28	$10,899

Summary of Activities Relating to Company's RSUs Granted to Employees

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	-	$-
Granted	55,100	$35.04
Exercised	-	$-
Forfeited	-	$-
Outstanding - end of the year	55,100	$35.04	$2,387
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	55,100	$35.04	$2,387

Schedule of Awards Outstanding

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	55,100	6.83	$0.01	-	-	-
$9.85	181,485	3.22	$9.85	3,747	3.22	9.85
$14.69	20,000	3.84	$14.69	10,000	3.84	14.69
$34.60	404,000	6.82	$34.60	-	-	-
$41.37-42.96	380,000	6.73	$41.45	90,000	6.71	41.37
	1,040,585			103,747

Schedule of Compensation Expenses
	December 31,
	2015	2014

Cost of revenues	$121	$75
Research and development expenses	96	52
Selling and marketing expenses	259	210
General and administrative expenses	2,131	875

Total	$2,607	$1,212